Quarterly Holdings Report
for

Fidelity Advisor® Global Equity Income Fund

July 31, 2021

AGED-QTLY-0921
1.938155.109

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Bailiwick of Guernsey - 0.5%
Amdocs Ltd.	1,998	$154,066
Bailiwick of Jersey - 0.5%
WPP PLC	12,626	163,292
Belgium - 0.6%
KBC Groep NV	1,524	122,753
UCB SA	530	57,339

TOTAL BELGIUM		180,092

Bermuda - 0.3%
Hiscox Ltd. (a)	8,293	101,025
Brazil - 0.5%
Equatorial Energia SA	34,581	160,680
Canada - 4.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	4,667	188,124
Canadian Natural Resources Ltd.	5,001	165,030
Constellation Software, Inc.	110	176,200
Imperial Oil Ltd.	6,280	172,051
Lundin Mining Corp.	8,880	80,928
Nutrien Ltd.	1,566	93,111
Open Text Corp.	3,335	173,219
Shaw Communications, Inc. Class B	4,043	118,088
Suncor Energy, Inc.	9,478	186,582

TOTAL CANADA		1,353,333

Cayman Islands - 1.1%
HKBN Ltd.	219,452	255,566
SITC International Holdings Co. Ltd.	25,820	106,321

TOTAL CAYMAN ISLANDS		361,887

China - 1.0%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	11,686	85,907
Kweichow Moutai Co. Ltd. (A Shares)	565	146,814
Qingdao Port International Co. Ltd. (H Shares) (b)	58,627	30,177
TravelSky Technology Ltd. (H Shares)	34,577	58,732

TOTAL CHINA		321,630

Denmark - 0.2%
A.P. Moller - Maersk A/S Series B	26	72,156
Finland - 1.1%
Elisa Corp. (A Shares)	5,256	337,809
France - 4.2%
Capgemini SA	1,692	365,800
Elior SA (a)(b)	7,497	51,359
LVMH Moet Hennessy Louis Vuitton SE	400	320,267
Sanofi SA	2,836	292,316
SR Teleperformance SA	251	105,879
The Vicat Group	1,610	81,169
VINCI SA	1,224	129,530

TOTAL FRANCE		1,346,320

Germany - 2.6%
Deutsche Post AG	2,763	187,252
Deutsche Telekom AG	6,785	140,817
DWS Group GmbH & Co. KGaA (b)	2,375	112,074
Linde PLC	518	158,627
Siemens AG	1,389	216,730

TOTAL GERMANY		815,500

Hong Kong - 0.7%
AIA Group Ltd.	18,962	226,895
India - 2.0%
HDFC Bank Ltd. sponsored ADR (a)	1,141	80,520
Petronet LNG Ltd.	30,188	88,623
Redington India Ltd.	29,521	129,947
Reliance Industries Ltd.	11,778	322,446
Reliance Industries Ltd.	592	11,231

TOTAL INDIA		632,767

Indonesia - 0.2%
PT Bank Central Asia Tbk	35,563	73,401
Ireland - 2.3%
Accenture PLC Class A	1,328	421,879
Johnson Controls International PLC	1,853	132,341
Linde PLC	545	167,528

TOTAL IRELAND		721,748

Japan - 6.2%
Daiichikosho Co. Ltd.	5,291	184,477
FUJIFILM Holdings Corp.	1,239	88,914
Hitachi Ltd.	3,881	223,232
Hoya Corp.	2,503	351,476
Inaba Denki Sangyo Co. Ltd.	6,634	161,156
Jm Holdings Co. Ltd.	3,279	62,439
Minebea Mitsumi, Inc.	5,843	157,766
NSD Co. Ltd.	2,832	48,377
Roland Corp.	2,251	106,697
Sony Group Corp.	3,850	402,196
Toyota Motor Corp.	1,882	168,957

TOTAL JAPAN		1,955,687

Kenya - 0.5%
Safaricom Ltd.	425,875	164,507
Korea (South) - 1.7%
Samsung Electronics Co. Ltd.	7,690	523,669
Luxembourg - 0.4%
B&M European Value Retail SA	14,676	112,810
InPost SA	1,352	26,495

TOTAL LUXEMBOURG		139,305

Netherlands - 2.0%
Airbus Group NV (a)	1,544	211,789
Koninklijke Philips Electronics NV	3,170	146,167
NXP Semiconductors NV	1,336	275,737

TOTAL NETHERLANDS		633,693

New Zealand - 0.5%
Auckland International Airport Ltd. (a)	30,908	155,903
South Africa - 0.0%
Thungela Resources Ltd. (a)	395	1,224
Spain - 1.9%
Aena SME SA (a)(b)	1,844	293,555
Amadeus IT Holding SA Class A (a)	4,917	322,203

TOTAL SPAIN		615,758

Sweden - 0.4%
HEXPOL AB (B Shares)	9,513	129,516
Switzerland - 3.7%
Barry Callebaut AG	20	50,693
Chubb Ltd.	668	112,718
Nestle SA (Reg. S)	2,329	294,921
Roche Holding AG (participation certificate)	1,106	427,261
Sika AG	822	289,563

TOTAL SWITZERLAND		1,175,156

Taiwan - 2.8%
International Games Systems Co. Ltd.	3,758	117,385
Poya International Co. Ltd.	8,445	180,746
Taiwan Semiconductor Manufacturing Co. Ltd.	28,022	586,212

TOTAL TAIWAN		884,343

United Kingdom - 7.8%
Anglo American PLC (United Kingdom)	4,458	197,552
AstraZeneca PLC sponsored ADR	5,755	329,416
Compass Group PLC (a)	19,342	408,927
Cranswick PLC	1,616	90,973
Diageo PLC	6,098	302,377
Informa PLC (a)	47,314	325,544
JD Sports Fashion PLC	8,602	107,252
London Stock Exchange Group PLC	912	95,095
Reckitt Benckiser Group PLC	2,939	224,832
RELX PLC (London Stock Exchange)	8,977	263,786
Starling Bank Ltd. Series D (a)(c)	18,400	33,104
WH Smith PLC (a)	4,775	107,855

TOTAL UNITED KINGDOM		2,486,713

United States of America - 47.7%
AbbVie, Inc.	2,673	310,870
Ameren Corp.	2,059	172,791
American Tower Corp.	1,067	301,748
AMETEK, Inc.	703	97,752
Amgen, Inc.	1,568	378,735
Apple, Inc.	9,668	1,410,172
Bank of America Corp.	7,658	293,761
BJ's Wholesale Club Holdings, Inc. (a)	3,725	188,634
BlackRock, Inc. Class A	263	228,066
Bristol-Myers Squibb Co.	4,611	312,949
Capital One Financial Corp.	2,196	355,093
Cisco Systems, Inc.	5,175	286,540
Citigroup, Inc.	3,309	223,755
Comcast Corp. Class A	4,910	288,855
Costco Wholesale Corp.	445	191,225
Crane Co.	815	79,242
Crown Holdings, Inc.	1,117	111,432
Danaher Corp.	1,461	434,633
Digital Realty Trust, Inc.	847	130,574
Dominion Energy, Inc.	2,064	154,532
Eli Lilly & Co.	1,401	341,144
Exxon Mobil Corp.	2,773	159,642
Fortive Corp.	1,316	95,621
General Electric Co.	14,281	184,939
Gilead Sciences, Inc.	1,761	120,259
Hartford Financial Services Group, Inc.	1,408	89,577
Hess Corp.	1,323	101,130
JPMorgan Chase & Co.	2,469	374,745
Keurig Dr. Pepper, Inc.	3,510	123,587
Kohl's Corp.	2,951	149,911
Lamar Advertising Co. Class A	2,228	237,505
Lowe's Companies, Inc.	1,160	223,520
M&T Bank Corp.	1,177	157,541
Merck & Co., Inc.	3,279	252,057
Microsoft Corp.	4,262	1,214,286
Mondelez International, Inc.	2,435	154,038
MSCI, Inc.	167	99,525
NextEra Energy, Inc.	3,092	240,867
Northrop Grumman Corp.	333	120,886
NRG Energy, Inc.	2,521	103,966
Packaging Corp. of America	1,191	168,527
PG&E Corp. (a)	2,530	22,239
Phillips 66 Co.	1,357	99,645
PNC Financial Services Group, Inc.	1,039	189,524
Procter & Gamble Co.	2,989	425,125
PVH Corp. (a)	852	89,136
Roper Technologies, Inc.	237	116,448
T-Mobile U.S., Inc. (a)	1,949	280,695
Tapestry, Inc. (a)	3,698	156,425
Target Corp.	685	178,819
Tempur Sealy International, Inc.	2,112	91,386
The Coca-Cola Co.	6,396	364,764
The Travelers Companies, Inc.	1,155	172,003
The Walt Disney Co. (a)	1,490	262,270
United Parcel Service, Inc. Class B	1,275	243,984
UnitedHealth Group, Inc.	866	356,983
Valero Energy Corp.	1,731	115,925
Verizon Communications, Inc.	3,382	188,648
Visa, Inc. Class A	1,079	265,855
Vistra Corp.	6,169	118,136
Walmart, Inc.	1,192	169,920
Watsco, Inc.	109	30,786
WEC Energy Group, Inc.	1,015	95,552
Wells Fargo & Co.	9,270	425,864

TOTAL UNITED STATES OF AMERICA		15,124,764

TOTAL COMMON STOCKS
(Cost $22,001,422)		31,012,839

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.06% (d)
(Cost $777,323)	777,168	777,323
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $22,778,745)		31,790,162
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(62,659)
NET ASSETS - 100%		$31,727,503

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $487,165 or 1.5% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$709
Total	$709

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$994,966	$5,233,524	$5,451,155	$(12)	$--	$777,323	0.0%
Total	$994,966	$5,233,524	$5,451,155	$(12)	$--	$777,323

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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